Annual Fund Operating Expenses - Class Z Shares - Voya Index Solution 2065 Portfolio - Class Z	May 01, 2021
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	1.07%	[2]
Acquired Fund Fees and Expenses	0.15%	[3]
Total Annual Portfolio Operating Expenses	1.42%
Waivers and Reimbursements	(1.27%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.15%

[1]	The Portfolio’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio’s average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio’s average daily net assets invested in direct investments.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The adviser is contractually obligated to limit expenses to 0.00% for Class Z shares through May 1, 2022. The limitation does not extend to investment-related costs, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.